Long-term debt - Schedule of Long-term Debt (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 CLP ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2021
Debt Instrument [Line Items]
Long-term debt	$ 8,292,649,000			$ 8,516,030,000
Less: current portion	(158,278,000)			(621,856,000)
Long-term debt, excluding current portion	8,134,371,000			7,894,174,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt	$ 1,375,539,000			1,384,923,000
Senior Unsecured Notes | Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Weighted average coupon	5.37%	5.37%	5.37%		1.18%
Face value	$ 1,140,787,000
Long-term debt	$ 1,135,137,000			1,144,897,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	4.25%	4.25%	4.25%
Face value	$ 2,195,000,000
Long-term debt	$ 2,181,669,000			1,406,278,000
Senior Unsecured Notes | Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.30%	6.30%	6.30%
Face value	$ 137,000,000
Long-term debt	$ 146,623,000			147,589,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.68%	3.68%	3.68%
Face value		$ 1,200,000,000
Long-term debt	$ 873,025,000			904,604,000
Senior Unsecured Notes | Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Face value		$ 15,097,000
Long-term debt	$ 11,030,000			12,738,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	3.82%	3.82%	3.82%
Face value			$ 1,463,000
Long-term debt	$ 64,026,000			70,967,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 6,917,110,000			7,131,107,000
Senior Unsecured Notes | 5.25%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.25%	5.25%	5.25%
Face value		$ 400,000,000
Long-term debt	$ 288,459,000			298,382,000
Senior Unsecured Notes | 5.21% U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.21%	5.21%	5.21%
Face value	$ 1,100,000,000
Long-term debt	$ 1,087,080,000			1,086,541,000
Senior secured project notes | Senior secured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.82%	4.82%	4.82%
Face value	$ 861,681,000
Long-term debt	$ 850,773,000			551,166,000
Senior secured project notes | Construction loan
Debt Instrument [Line Items]
Weighted average coupon	6.57%	6.57%	6.57%
Face value	$ 163,735,000
Long-term debt	163,735,000			0
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Long-term debt	668,876,000			1,624,186,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Long-term debt	789,216,000			786,962,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper [Member]
Debt Instrument [Line Items]
Long-term debt	$ 33,000,000			$ 481,720,000